UNBILLED RECEIVABLES (CONTRACT ASSETS) AND DEFERRED REVENUE (CONTRACT LIABILITIES)	12 Months Ended
Dec. 31, 2025
Unbilled Receivables Contract Assets And Deferred Revenue
UNBILLED RECEIVABLES (CONTRACT ASSETS) AND DEFERRED REVENUE (CONTRACT LIABILITIES)

5. UNBILLED RECEIVABLES (CONTRACT ASSETS) AND DEFERRED REVENUE (CONTRACT LIABILITIES)

The following table summarizes the balances of contract assets and the movement during the periods presented:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Unbilled receivables (Contract assets):
Balance at beginning of the year	1,964,662	2,609,173	334,509
Additions	2,609,173	1,577,855	202,289
Less: progress billings recognised as revenue	(1,964,662)	(2,609,173)	(334,509)
Balance at end of year	2,609,173	1,577,855	202,289

Contract assets represent the Company’s right to consideration for work performed but not yet billed as of the reporting date. Contract assets arise when the Company performs services or delivers goods in advance of billing the customer and are transferred to receivables when the right to consideration becomes unconditional, typically upon reaching specified milestones or the billing phase stipulated in the contract.

As of December 31, 2024, the Company’s contract assets totaled HK$2,609,173, all of which were transferred to accounts receivable during the year ended December 31, 2025. As of December 31, 2025, contract assets totaled HK$1,577,855 (US$202,289). The Company expects that this balance will be transferred to accounts receivable in the next financial year, once the associated performance obligations are completed and billing milestones are reached.

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred revenue (Contract liabilities):
Balance at beginning of the year	18,585,792	17,401,218	2,230,925
Additions	178,036,379	3,840,948	492,429
Revenue recognized during the year	(179,220,953)	(17,401,218)	(2,230,925)
Balance at end of year	17,401,218	3,840,948	492,429

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred revenue (Contract liabilities), current portion	17,401,218	3,581,864	459,213
Deferred revenue (Contract liabilities), non-current portion	-	259,084	33,216
	17,401,218	3,840,948	492,429

Contract liabilities consist of deferred revenue, which represents billings or cash received in advance of revenue recognition for services that have yet to be performed or for performance obligations that have yet to be satisfied. Deferred revenue is recognized as revenue once the Company satisfies the performance obligations under the contract, which typically involves the delivery of services, or the achievement of specific milestones outlined in the contract.

As of December 31, 2024, the contract liabilities balance was HK$17,401,218, which was fully recognized as revenue during the year ended December 31, 2025. As of December 31, 2025, contract liabilities totaled HK$3,840,948 (US$492,429). HK$3,581,864 out of the HK$3,840,948 is expected to be recognized as revenue in the next financial year, upon the satisfaction of the associated performance obligations.

The Company’s contract liabilities primarily relate to advance billings for ongoing service contracts, including managed IT services, support and maintenance, and IT infrastructure solutions, where payment is received before services are rendered. For these contracts, the Company recognizes revenue over time as performance obligations are satisfied, typically based on either the passage of time or milestones achieved.

Deferred revenue is recognized as revenue when the following criteria are met:

1.	Performance obligations are satisfied over time or upon the achievement of defined milestones.
2.	Revenue is recognized over the contract term for service contracts, or at a point in time when a significant milestone is reached.

The timing of revenue recognition depends on the specific contract terms and may vary based on the type of service provided and the method of measuring progress, such as output methods (e.g., deliverables completed).

Revenue to be Recognized in Future Periods

As of December 31, 2025, the Company expects to recognize most of its contract liabilities as revenue in the next financial year, as performance obligations are fulfilled. However, the actual timing of revenue recognition may be impacted by factors such as changes in customer requirements, delays in project execution, or other uncertainties. The Company regularly assesses its contract liabilities and adjusts revenue recognition estimates as necessary.